Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in thousands of USD)	Note	Vessels	Assets under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2026
Cost	—	7,757,790	739,373	10,038	37,105	8,544,306
Depreciation & impairment losses	—	(1,434,017)	—	(5,191)	(13,124)	(1,452,332)
Net carrying amount		6,323,773	739,373	4,847	23,981	7,091,974

Acquisitions	—	34,076	779,397	—	620	814,093
Acquisitions through business combinations	—	—	568	(26)	29,117	29,659
Disposals and cancellations	—	(81,498)	—	—	(82)	(81,580)
Depreciation charges	—	(213,304)	—	(720)	(2,544)	(216,568)
Transfer to assets held for sale	8	(173,196)	—	—	—	(173,196)
Transfers	—	986,113	(986,032)	1,195	(1,276)	—
Exit from the consolidation scope		—	—	(346)	(1,343)	(1,689)
Translation differences	—	(545)	(646)	(15)	(471)	(1,677)
Balance at June 30, 2026		6,875,419	532,660	4,935	48,002	7,461,016

At June 30, 2026
Cost	—	8,371,044	532,660	10,175	61,029	8,974,908
Depreciation & impairment losses	—	(1,495,625)	—	(5,240)	(13,027)	(1,513,892)
Net carrying amount		6,875,419	532,660	4,935	48,002	7,461,016
The current year presentation reclassified prepayments to assets under construction. To align with this reclassification, the
Group re-presented the comparative information.
In the first six months of 2026, two VLCCs, two Suezmax vessels and nine dry bulk vessels have been dry-
docked. The cost of planned repairs and maintenance is capitalized and included under the heading
Acquisitions.
During the first half of 2026, the Company took delivery of four Newcastlemax vessels (Mineral Latvija,
Mineral Magyar, Mineral Eesti and Mineral Lietuva), three VLCCs (Eburones, Menapii and Morini), two Suezmax vessels (Cap Grace and Cap Joseph), one chemical tanker (Bochem Callao), and one CSOV (Windcat
Haarlem).
The Group had twenty-five vessels under construction at June 30, 2026, for an aggregate amount of
$526.0 million. The amounts presented within "vessels under construction" relate to one eco-type VLCC, two dual-fuel bitumen tankers, six Newcastlemax bulk carriers, six chemical tankers, three CSOVs
(Commissioning Service Operations Vessels), two coaster vessels of 5,000 dwt, one 1,400 TEU ammonia-
powered container vessel, two Hydrocat CTVs (Crew Transfer Vessel), one MPASV (Multi-Purpose
Accommodation Support Vessel) and one Multi Purpose Harbour Vessel. The Group capitalizes borrowing costs related to the financing of the newbuild vessels as reported under vessels under construction. As per
June 30, 2026, the total amount that was capitalized amounts to $8.8 million at an average interest rate of
7%.
The line acquisitions through business combinations relates to Cleanergy (see Note 24).
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain
Daishan - Sale	47,000	20,479	26,521
Dia - Sale	103,000	48,399	54,601
Hojo - Sale	85,000	48,877	36,123
Hirado - Sale	75,000	39,174	35,826
Antigone - Sale	103,000	53,808	49,192
Aegean - Sale	107,000	49,961	57,039
Belgravia - Sale	25,047	21,443	3,604
Golden Magnum - Sale	28,026	23,577	4,449
Ingrid - Sale	88,800	39,246	49,554
Ilma - Sale	88,800	40,190	48,610
Sienna - Sale	41,882	12,687	29,195
Windcat 4 - Sale and leaseback	331	176	155
Sale IT equipment	2	—	2

For the six month period ended June 30, 2026	792,887	398,017	394,871

	Sale price	Book Value	Gain
Alsace - Sale	96,850	69,388	27,462
Cap Lara - Sale	33,213	14,437	18,776
Windcat 6 - Sale	268	48	220
Iris - Sale	99,990	42,857	57,133
Golden Ioanari - Sale	15,811	15,811	—
Golden Keen - Sale	16,848	16,649	199

For the six month period ended June 30, 2025	262,980	159,190	103,789

On January 7, 2026, the Company entered into agreements for the sale of six VLCCs. The vessels were delivered to their new owners as follows: Dia (2015 – 299,999 dwt) for $103.0 million, delivered on January 28, 2026, generating a net gain of $54.6 million; Aegean (2016 – 299,999 dwt) for $107.0 million, delivered on February 9,
2026, generating a net gain of $57.0 million; Hirado (2011 – 302,550 dwt) for $75.0 million and Hojo (2013 –
302,965 dwt) for $85.0 million, both delivered on February 23, 2026, generating net gains of $35.8 million and
$36.1 million respectively; and Antigone (2015 – 299,421 dwt) for $103.0 million and Daishan (2007 – 306,005 dwt) for $47.0 million, both delivered on March 4, 2026, generating net gains of $49.2 million and $26.5 million respectively. In aggregate, the six VLCCs generated a net gain of $259.3 million in the first quarter of 2026.
The Company sold the Capesize vessels Golden Magnum (2009 – 179,790 dwt) and Belgravia (2009 – 169,390
dwt) for $28.0 million and $25.1 million respectively. Both vessels were delivered to their new owners during the first quarter of 2026, generating net gains of $4.4 million and $3.6 million respectively.
On February 4, 2026, the Company entered into agreements for the sale of two further VLCCs, Ilma (2012 –
314,000 dwt) and Ingrid (2012 – 314,000 dwt), for $88.8 million each. Ilma was delivered to its new owner on
April 9, 2026, and Ingrid on April 22, 2026, generating net gains of $48.6 million and $49.6 million respectively.
On March 26, 2026, the Company sold the Suezmax Sienna (2007 – 150,205 dwt) for $41.9 million. The vessel was delivered to its new owner on June 2, 2026, generating a net gain of $29.2 million.
The Company entered into a sale and leaseback transaction in respect of Windcat 4, generating a net gain of
$0.2 million.
Impairment
Marine
Based on the impairment indicator analysis con-ducted for the period ending June 30, 2026, the Group has not identified any impairment triggers within its Marine division that require further impairment testing.
Both internal and external impairment indicators, including asset performance, market valuations, and macroeconomic conditions, have been thoroughly assessed. The review is supported by independent broker valuations which indicate that the fair market value of the fleet exceeds its carrying value. The same analysis was conducted for the year ending December 31, 2025.
Accordingly, as of the reporting date, no further impairment adjustments are required for the Group’s assets within the Marine division. The Management Board, under supervision of the Supervisory Board, will continue to evaluate potential impairment risks on an ongoing basis, ensuring timely responses to any significant changes in market conditions or operational performance.
Security
All vessels financed with bank loans are subject to a mortgage to secure bank loans (see Note 16).
Capital commitment
As at June 30, 2026 the Group's total capital commitment amounts to $0.9 billion (December 31, 2025:
$1.6 billion). These capital commitments can be detailed as follows:

(in thousands of USD)	Total	2026	2027	2028	2029

Commitments in respect of:
Tankers	78,540	78,540	—	—	—
Dry bulk vessels	283,559	273,716	9,843	—	—
Container vessels	29,570	29,570	—	—	—
Chemical tankers	334,250	59,900	34,100	159,650	80,600
Offshore wind vessels	166,361	64,414	92,416	9,531	—
Other	8,557	8,557	—	—	—
Total	900,837	514,697	136,359	169,181	80,600

The current newbuilding program of the Group comprises the following:
–1 eco-type VLCC,
–6 Newcastlemax bulk carriers,
–6 chemical tankers,
–Offshore wind vessels are related to 3 CSOVs (Commissioning Service Operation Vessel),
1 MPASV (Multi Purpose Accommodation Support Vessel) and 2 CTVs (Crew Transfer Vessels).
–2 coasters of 5,000 dwt,
–1 ammonia-powered container vessel with a capacity of 1,400 TEU,
–2 dual-fuel bitumen tankers,
–The other items are related to a multi purpose harbour vessel and other hydrogen applications.